Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This is an amendment No.2 to Form S-1 in response to SEC comments.
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	KURA ONCOLOGY, INC.
Entity Central Index Key	0001422143
Entity Filer Category	Smaller Reporting Company